Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 17,362,669	$ 20,302,052	$ 13,329,640
Other income/(expenses)	152,150	37,971	(1,502)
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	10,813,545	9,669,520	7,564,274
Bareboat Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,717,105	2,967,678	5,766,868
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3,679,869	$ 7,626,883	$ 0